Related party transactions and balances (Details Narrative)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) shares
Cuprina Pollination Pte Ltd [Member]
Related Party Transaction [Line Items]
Amount due from receivables balance			$ 10,675	$ 14,521	$ 96,971
Amount due to payable balance | $			3,039
Pestoniks Innovations Pte Ltd [Member]
Related Party Transaction [Line Items]
Amount due from receivables balance			44,968	61,170	$ 61,170
Cuprina Mena Co Ltd [Member]
Related Party Transaction [Line Items]
Amount due from receivables balance			67,851	92,298
Ordinary shares, shares issued					49,000
Amount due to payable balance | $					$ 25,898
Ordinary shares, shares outstanding					49,000
Bryan Teo Yingjie [Member]
Related Party Transaction [Line Items]
Amount due from receivables balance			$ 445	$ 605	$ 605
Ordinary shares, shares issued			450	450
Ordinary shares, par value | $ / shares				$ 0
Amount due to payable balance			$ 77,909	$ 105,979	7,997
Rachel Lee Lin [Member]
Related Party Transaction [Line Items]
Amount due from receivables balance			$ 445	$ 605	605
Ordinary shares, shares issued			450	450
Ordinary shares, par value | $ / shares				$ 0
Amount due to payable balance			$ 49,735	$ 67,654	10,476
Dorea Quek En Qi [Member]
Related Party Transaction [Line Items]
Amount due from receivables balance			$ 445	$ 605	605
Ordinary shares, shares issued			450	450
Ordinary shares, par value | $ / shares				$ 0
Amount due to payable balance			$ 4,701	$ 6,395
De Guzman Caroline Francesca Lee Ling [Member]
Related Party Transaction [Line Items]
Amount due from receivables balance			$ 445	$ 605	605
Ordinary shares, shares issued			450	450
Ordinary shares, par value | $ / shares				$ 0
iCapital Holdings (SG) Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from receivables balance			$ 371	$ 505	505
Ordinary shares, shares issued			375	375
Ordinary shares, par value | $ / shares				$ 0
Cuprina Farm Sdn Bhd [Member]
Related Party Transaction [Line Items]
Amount due to payable balance | $				$ 4,134	4,134
Cuprina Holding Pte Ltd [Member]
Related Party Transaction [Line Items]
Amount due to payable balance			$ 2,155,234	2,931,765	2,931,765
Jimmy Lee Peng Siew [Member]
Related Party Transaction [Line Items]
Amount due to payable balance			1,067,139	1,451,629	986,860
Jimmy Lee Peng Siew [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amount due to payable balance	$ 725,472	$ 986,860
David Quek Yong Qi [Member]
Related Party Transaction [Line Items]
Amount due to payable balance			174,681	237,618	$ 18,596
Teo Peng Kwang [Member]
Related Party Transaction [Line Items]
Amount due to payable balance			456,386	620,822
Ng Bee Poh [Member]
Related Party Transaction [Line Items]
Amount due to payable balance			$ 147,026	$ 200,000